SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Summary of financial statement amounts and balances of the VIE and its subsidiaries

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of September
	30, 2021	As of March 31, 2022
	RMB	RMB	USD
		(unaudited)	(unaudited)
ASSETS
Cash and cash equivalents	10,982	2,905	458
Restricted cash	2,893	107	17
Accounts receivable, net	370	-	-
Prepaid rent and deposit	571	-	-
Advances to suppliers	5,323	-	-
Other current assets	97,978	3,413	538
Property and equipment, net	38,940	38,426	6,062
Intangible assets, net	539	464	73
Other assets	108	-	-
Total assets	157,704	45,315	7,148
LIABILITIES
Accounts payable	281,458	279,590	44,104
Deferred revenue	1,125	348	55
Short-term debt	256,773	450,070	70,997
Rental instalment loans	33	-	-
Deposits from tenants	1,422	-	-
Accrued expenses and other current liabilities	875,572	814,442	128,475
Long-term debt	201,041	7,744	1,222
Total liabilities	1,617,424	1,552,194	244,853

	For the Six Months Ended March 31,
	2021	2022
	RMB	RMB	USD
Net revenues	183,276	1,621	256
Net loss	(173,380)	(41,909)	(6,611)
Cash used in operating activities	(1,857)	(10,773)	(1,699)
Cash used in investing activities	(3,879)	-	-
Cash used in financing activities	(8,381)	-	-